CONTINGENT LIABILITIES AND COMMITMENTS	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
NOTE 7:-	CONTINGENT LIABILITIES AND COMMITMENTS

a.
The Parent has entered into an operating lease agreement for its facilities in Israel until June 2017. The rent expenses for those facilities for the years ended December 31, 2015, 2014 and 2013 amounted to $104, $120, and $15, respectively. Future minimum payments under the lease as of  December 31, 2015 are as follows:

Year ended December 31,	Total

2016	$110
2017	43

$153

The Parent has provided bank guarantees in the amount of $26 as security for the performance of its lease agreement.

b.
The Subsidiary has entered into short-term operating lease agreements for its office facilities in New Haven, CT and in Doylestown, PA. The combined rent expenses for those facilities for the year ended December 31, 2015 amounted to $36. Future minimum payments under the lease are $44. There were no rent expenses incurred neither in 2014 nor in 2013.

c.
In 2014 the Parent entered into a new operating lease agreement for its vehicles until 2017. Future minimum payments under the lease are $6. The lease expenses for the years ended December 31, 2015, 2014 and 2013 amounted to $43, $25 and $11.

d.	License agreement:

(i)
The Company entered into a Research and Exclusive License Agreement with Yissum Research Development Company of the Hebrew University in Jerusalem Ltd., for the use, development and commercialization of TAT-MTS- Protein for protein replacement in mitochondrial diseases. The consideration to Yissum is composed of a tiered low single digit royalty on net sales and a sublicense fee that will not exceed twenty (20) percent of the sublicense consideration, but, if the sublicense arises from the sales of a product, the sublicense fee shall not be less than a low single digit percent of the gross sales of such product.

(ii)
The Company entered into an exclusive license agreement with Ramot at Tel Aviv University Ltd. for the use, development and commercialization of our read-through platform. The consideration to Ramot is composed of a tiered low single digit royalty on net sales and a sublicense fee that in the single digit percent range of payments or other consideration that the Company receives in connection with a sublicense.